Carnival Corporation & PLC Consolidated Statements of Shareholders' Equity - USD ($) $ in Millions		Total	Common stock	Ordinary shares	Additional paid-in capital	Retained earnings	Accumulated other comprehensive loss	Treasury stock
Beginning Balance at Nov. 30, 2014		$ 24,204	$ 7	$ 358	$ 8,384	$ 19,158	$ (616)	$ (3,087)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income		1,757				1,757
Other comprehensive income (loss)		(1,125)					(1,125)
Cash dividends declared		(855)				(855)
Purchases and sales under the Stock Swap program, net		7			119			(112)
Purchases of treasury stock under the Repurchase Program and other		(217)			59			(276)
Ending Balance at Nov. 30, 2015		23,771	7	358	8,562	20,060	(1,741)	(3,475)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income		2,779				2,779
Other comprehensive income (loss)		(713)					(713)
Cash dividends declared		(996)				(996)
Purchases and sales under the Stock Swap program, net		1			14			(13)
Purchases of treasury stock under the Repurchase Program and other		(2,245)			56			(2,301)
Ending Balance at Nov. 30, 2016		22,597	7	358	8,632	21,843	(2,454)	(5,789)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Change in accounting principle	[1]	0			2	(2)
Net Income		2,606				2,606
Other comprehensive income (loss)		672					672
Cash dividends declared		(1,155)				(1,155)
Purchases of treasury stock under the Repurchase Program and other		(504)			56			(560)
Ending Balance at Nov. 30, 2017		$ 24,216	$ 7	$ 358	$ 8,690	$ 23,292	$ (1,782)	$ (6,349)

[1]	We elected to early adopt the provisions of ASU 2016-09, Compensation - Stock Compensation - Improvements to Employee Share-Based Payment Accounting, on December 1, 2016 using the modified retrospective approach. The impact primarily related to forfeitures.